Stock-Based Compensation - RSU Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	2,170,426
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(55,264)
Outstanding, ending balance (in shares) | shares	2,115,162
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.10
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	6.24
Outstanding, ending balance (in dollars per share) | $ / shares	$ 6.10